Leases (Tables)	12 Months Ended
Aug. 31, 2021
Presentation of leases for lessee [abstract]
Right of Use Assets
Below is a summary of the activity related to the Company’s
right-of-use
assets for the years ended August 31, 2021 and 2020.

$

Net book value as at September 1, 2019	1,340

Additions	59

Amortization	(141)

Lease terminations and other	(12)

Net book value as at August 31, 2020	1,246

Additions	114

Amortization	(139)

Lease terminations and other	(28)

Net book value as at August 31, 2021	1,193

Lease Liabilities
Below is a summary of the activity related to the Company’s lease liabilities for the years ended August 31, 2021 and 2020.

$
Balance as at September 1, 2019	1,324
Net additions	55
Interest on lease liabilities	44
Interest payments on lease liabilities	(44)
Principal payments of lease liabilities	(112)
Other	3

Balance as at August 31, 2020	1,270

Net additions	85
Interest on lease liabilities	45
Interest payments on lease liabilities	(45)
Principal payments of lease liabilities	(110)
Other	–

Balance as at August 31, 2021	1,245

Current	113

Long-term	1,157

Balance as at August 31, 2020	1,270

Current	110
Long-term	1,135

Balance as at August 31, 2021	1,245

Rental Expense
Below is a summary of the Company’s other expenses related to leases included in operating, general and administrative expenses.

	2021 $	2020 $
Expe n ses related to variable lease components not included in lease liabilities	20	20
Expenses related to low-value leases	33	32

	53	52